Financial Risk Management - Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities (Details) - MYR (RM)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	RM 8,539,770	RM 8,086,186
Warrant liability	2,654
Lease liabilities	3,647,800	1,763,007
Total	12,190,224	9,849,193
On demand or within 1 year [Member]
Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	8,539,770	8,086,186
Warrant liability	2,654
Lease liabilities	776,800	953,807
Total	9,319,224	9,039,993
Within 2 to 5 years [Member]
Schedule of Remaining Contractual Maturity for Non-Derivative Financial Liabilities [Line Items]
Trade and other payables
Warrant liability
Lease liabilities	2,871,000	809,200
Total	RM 2,871,000	RM 809,200